Tax	6 Months Ended
Jun. 30, 2011
Tax
Tax
Note 20 Tax
Effective tax rate
in	2Q11	1Q11	2Q10	6M11	6M10

Effective tax rate (%)

Effective tax rate	16.5	23.7	9.8	20.4	21.0

The 2Q11 effective tax rate was impacted by the geographical mix of results. The effective tax rate also reflected an increase in the valuation allowance against deferred tax assets, mainly in the UK, and an increase in deferred tax asset balances following a re-measurement of deferred tax assets in Switzerland.

Net deferred tax assets
end of	2Q11	1Q11	Change

Net deferred tax assets (CHF million)

Net operating losses	4,501	4,993	(492)

Temporary differences	2,900	3,188	(288)

Net deferred tax assets	7,401	8,181	(780)

Overall, net deferred tax assets decreased CHF 780 million to CHF 7,401 million as of the end of 2Q11. The reduction in net deferred tax assets primarily related to foreign exchange translation losses of CHF 637 million, and also reflected the recognition of a valuation allowance against deferred tax assets, mainly in the UK, of CHF 180 million and an increase in deferred tax asset balances of CHF 121 million following a re-measurement of deferred tax assets in Switzerland. The split of net deferred tax assets between deferred tax assets related to net operating losses and deferred tax assets on timing differences is in accordance with ASC Topic 740 – Income Taxes guidance to interim reporting.

For disclosure purposes, valuation allowances have been allocated against deferred tax assets on net operating losses first with any remainder allocated to deferred tax assets on temporary differences, which is considered the most accurate allocation method given the underlying nature of the gross deferred tax assets.

The Group is currently subject to ongoing tax audits and inquiries with the tax authorities in a number of jurisdictions, including the US, the UK and Switzerland. Although the timing of the completion of these audits is uncertain, it is reasonably possible that some of these audits and inquiries will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF 47 million in unrecognized tax benefits within 12 months of the reporting date.

The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Switzerland – 2007; Japan – 2005; the Netherlands – 2005; the UK – 2003; and the US – 1999.